Ordinary Share Warrants (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Total ordinary shares reserved (in shares)	43,647,083	42,513,532
Options and RSUs | 2013 Equity Incentive Plan
Temporary Equity [Line Items]
Total ordinary shares reserved (in shares)	20,062,824	26,460,287
Common Class A
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	924,825
Common Class B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	850,650
Warrants to purchase ordinary shares | Common Class A
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	425,325
Weighted-Average Exercise Price (in dollars per share)	$ 0.28
Warrants to purchase ordinary shares | Common Class B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	850,650
Weighted-Average Exercise Price (in dollars per share)	$ 0.28
Warrants issued to customers | Common Class A
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	499,500
Weighted-Average Exercise Price (in dollars per share)	$ 0.01
Warrants issued to customers | Common Class B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	0
Weighted-Average Exercise Price (in dollars per share)	$ 0